Provision for Site Reclamation (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provision For Site Reclamation Narrative
Inflation rate	2.16%	2.16%
Discount rate	3.08%	3.09%
Undiscounted uninflated value of the cash flows	$ 2,180,373
Period of undiscounted uninflated value of the cash flows required to settle provision	17 years